UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21934

RiverNorth Funds
 (Exact name of registrant as specified in charter)

325 N. LaSalle St. Suite 645
Chicago, IL 60654
(Address of principal executive offices) (Zip code)

John C. Swhear
Huntington Asset Services, Inc.
2960 North Meridian Street Ste. 300
Indianapolis, IN 46208
(Name and address of agent for service)

Copies to:

JoAnn M. Strasser
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202

Registrant's telephone number, including area code: (312) 832-1440

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).The name of the issuer of the portfolio security;
(b).The exchange ticker symbol of the portfolio security;
(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;
(d).The shareholder meeting date;
(e).A brief identification of the matter voted on;
(f).Whether the matter was proposed by the issuer or by a security holder;
(g).Whether the Registrant cast its vote on the matter;
(h).How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(i).Whether the Registrant cast its vote for or against management.

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

 Quarterly Report of Proxy Voting Record

Fund/Fund Family Name: RiverNorth Funds

Date of Fiscal Year End: 09/30
Date of Reporting Period: July 1, 2009 to June 30, 2010

RiverNorth Core Opportunity Fund

Company Name	Ticker	CUSIP	Meeting Date	Record Date	Prop #	Proposal	Vote	Mngmt Recom.	Vs. Mngmt	Notes
Clough Global Equity Fund	GLQ	18914C100	7/17/2009	5/18/2009	1	Election of Directors	Split	For	With/Against	Mirror Vote
Clough Global Opportunities Fund	GLO	18914E106	7/17/2009	5/18/2009	1	Election of Directors	Split	For	With/Against	Mirror Vote
Insured Municipal Income Fund	PIF	45809F104	8/12/2009	5/15/2009	2	Election of Directors	Split	For	With/Against	Mirror Vote
Insured Municipal Income Fund	PIF	45809F104	8/12/2009	5/15/2009	3	Approve new investment advisory and administration contract with lower contractual fees between the fund and UBS Global Asset Management.	Split	For	With/Against	Mirror Vote
Insured Municipal Income Fund	PIF	45809F104	8/12/2009	5/15/2009	4	Approve a change in the fund's investment policies to address recent market developments and make the fund more competitive.	Split	For	With/Against	Mirror Vote
Insured Municipal Income Fund	PIF	45809F104	8/12/2009	5/15/2009	5
Approve a shareholder proposal recommending that the board of directors take action, subject to market conditions, to afford common and preferred shareholders an opportunity to realize the net asset value of their shares.
							Split	For	With/Against	Mirror Vote
Insured Municipal Income Fund	PIF	45809F104	8/12/2009	5/15/2009	6	Approve a shareholder proposal to terminate the investment advisory agreement between the fund and UBS Global AM	Split	Against	With/Against	Mirror Vote
ACM Managed Dollar Fund	ADF	000949107	5/21/2009	6/19/2009	1	Approve plan on acquisition and liquidation between acm managed dollar income fund & alliancebernstein global high income fund.	Split	For	With/Against	Mirror Vote
Legg Mason Inc	LM	524901105	7/28/2009	5/29/2009	1	Election of Directors	Against	For	Against
Legg Mason Inc	LM	524901105	7/28/2009	5/29/2009	2	Amendment of the Legg Mason, Inc 1996 equity incentive plan.	Against	For	Against
Legg Mason Inc	LM	524901105	7/28/2009	5/29/2009	3	Ratification of the appointment of PWC as public accountant.	Against	For	Against
Legg Mason Inc	LM	524901105	7/28/2009	5/29/2009	4	Stockholder Proposal regarding the executive incentive compensation plan	For	Against	Against
Legg Mason Inc	LM	524901105	7/28/2009	5/29/2009	5	Stockholder proposal regarding majority voting.	For	Against	Against
Dreyfus High Yield Strategies Fund	DHF	26200S101	8/6/2009	6/2/2009	1	Election of Directors	Split	For	With/Against	Mirror Vote
Insured Municipal Income Fund	PIF	45809F104	8/12/2009	5/15/2009	2	Election of Directors	Split	For	With/Against	Mirror Vote
Insured Municipal Income Fund	PIF	45809F104	8/12/2009	5/15/2009	3	To approve a new investment advisory and administration contract with lower contractual fees between the Fund and UBS Global Asset Management (Americas) Inc. (UBS Global AM)	Split	For	With/Against	Mirror Vote
Insured Municipal Income Fund	PIF	45809F104	8/12/2009	5/15/2009	4	To approve a change in the Fund's investment policies to address recent market developments and make the Fund more competitive	Split	For	With/Against	Mirror Vote
Insured Municipal Income Fund	PIF	45809F104	8/12/2009	5/15/2009	5
To approve a shareholder proposal recommending that the board of directors take action, subject to market conditions, to afford common and preferred shareholders an opportunity to realize the net asset value of their shares.
							Split	For	With/Against	Mirror Vote
Insured Municipal Income Fund	PIF	45809F104	8/12/2009	5/15/2009	6	To approve a shareholder proposal to terminate the investment advisory agreement between the Fund and UBS Global AM	Split	Against	With/Against	Mirror Vote
TCW Strategic Income Fund	TSI	872340104	9/15/2009	7/31/2009	1A	Election of Directors	Split	For	With/Against	Mirror Vote
TCW Strategic Income Fund	TSI	872340104	9/15/2009	7/31/2009	1B	Election of Directors	Split	For	With/Against	Mirror Vote
TCW Strategic Income Fund	TSI	872340104	9/15/2009	7/31/2009	1C	Election of Directors	Split	For	With/Against	Mirror Vote
TCW Strategic Income Fund	TSI	872340104	9/15/2009	7/31/2009	1D	Election of Directors	Split	For	With/Against	Mirror Vote
TCW Strategic Income Fund	TSI	872340104	9/15/2009	7/31/2009	1E	Election of Directors	Split	For	With/Against	Mirror Vote
TCW Strategic Income Fund	TSI	872340104	9/15/2009	7/31/2009	1F	Election of Directors	Split	For	With/Against	Mirror Vote
TCW Strategic Income Fund	TSI	872340104	9/15/2009	7/31/2009	1G	Election of Directors	Split	For	With/Against	Mirror Vote
TCW Strategic Income Fund	TSI	872340104	9/15/2009	7/31/2009	1H	Election of Directors	Split	For	With/Against	Mirror Vote
TCW Strategic Income Fund	TSI	872340104	9/15/2009	7/31/2009	2	Proposal to convert the fund to an open-end investment company and to adopt an amendment and restatement of the articles of incorporation to effectuate the proposal	Split	For	With/Against	Mirror Vote
TCW Strategic Income Fund	TSI	872340104	9/15/2009	7/31/2009	1	Election of Directors	Split	For	With/Against	Mirror Vote
TCW Strategic Income Fund	TSI	872340104	9/15/2009	7/31/2009	2
Proposal pursuant to the Fund's articles of incorporation to convert the Fund to an open-end investment company and to adopt an amendment and restatement of the articles of incorporation to effectuate the proposal.
							Split	For	With/Against	Mirror Vote
Royce Value Trust	RVT	780910105	9/23/2009	7/15/2009	1	Election of Directors	Split	For	With/Against	Mirror Vote
FT/Four Crnrs Sr Fltg Rate Incm Fd II	FCT	33733U108	9/21/2009	8/3/2009	1	Election of Directors	Split	For	With/Against	Mirror Vote
Eaton Vance Senior Income Trust	EVF	27826S103	10/30/2009	8/14/2009	1	Election of Directors	Split	For	With/Against	Mirror Vote
iShares MSCI Emerging Markets Index Fund	EEM	464287E22	11/4/2009	8/25/2009	1	Election of Directors	Split	For	With/Against	Mirror Vote
iShares MSCI Emerging Markets Index Fund	EEM	464287234	11/4/2009	8/25/2009	1	Election of Directors	Split	For	With/Against	Mirror Vote
iShares Trust Russell 1000 Growth Index	IWF	464287614	11/4/2009	8/25/2009	1	Election of Directors	Split	For	With/Against	Mirror Vote
iShares Trust Russell 1000 Growth Index	IWF	464287614	11/4/2009	8/25/2009	1	Election of Directors	Split	For	With/Against	Mirror Vote
iShares Trust Russell 1000 Growth Index	IWF	464287614	11/4/2009	8/25/2009	1	Approve a new investment advisory agreement between each company, on behalf of each of its funds, and barclays global fund advisors	Split	For	With/Against	Mirror Vote
iShares MSCI Emerging Markets Index Fund	EEM	464287234	11/4/2009	8/25/2009	1	Approve a new investment advisory agreement between each company, on behalf of each of its funds, and barclays global fund advisors	Split	For	With/Against	Mirror Vote
Dreman/Claymore Dividend & Income Fd	DCS	18385J105	10/23/2009	7/24/2009	3	Election of Directors	Split	For	With/Against	Mirror Vote
Dreman/Claymore Dividend & Income Fd	DCS	18385J105	10/23/2009	7/24/2009	1	To approve a new investment advisory agreement between the fund and Claymore Advisors, LLC.	Split	For	With/Against	Mirror Vote
Dreman/Claymore Dividend & Income Fd	DCS	18385J105	10/23/2009	7/24/2009	2	To approve an investment sub-advisory agreement among the fund, Claymore Advisors, LLC and Manning & Napier Advisors, Inc.	Split	For	With/Against	Mirror Vote
Nuveen Floating Rate Income Fund	JFR	67072T108	11/30/2009	10/2/2009	1D	Election of Directors	Split	For	With/Against	Mirror Vote
Nuveen Floating Rate Income Opportunity Fund	JRO	6706EN100	11/30/2009	10/2/2009	1D	Election of Directors	Split	For	With/Against	Mirror Vote
Insured Municipal Income Fund	PIF	45809F104	12/10/2009	10/30/2009	1	Election of Directors	Split	For	With/Against	Mirror Vote
Insured Municipal Income Fund	PIF	45809F104	12/10/2009	10/30/2009	2	To approve a new investment advisory agreement between the fund and brooklyn capital management, LLC.	Split	For	With/Against	Mirror Vote
Insured Municipal Income Fund	PIF	45809F104	12/10/2009	10/30/2009	3	To approve the replacement of the fund's fundamental investment objective with a non-fundamental investment objective of providing total return.	Split	For	With/Against	Mirror Vote
Insured Municipal Income Fund	PIF	45809F104	12/10/2009	10/30/2009	4	To eliminate the fund's fundamental investment policy to invest at least 80% of its net assets in insured municipal obligations.	Split	For	With/Against	Mirror Vote
Insured Municipal Income Fund	PIF	45809F104	12/10/2009	10/30/2009	5	To ratify the selection of tait, weller & baker LLP as the fund's independent registered public accounting firm for the fiscal year ending December 31, 2009.	Split	For	With/Against	Mirror Vote
Wstrn Ast Clymr Infltn Lkd Opts&Inc Fd	WIW	95766R104	1/12/2010	11/13/2009	1	To approve a new investment advisory agreement between the fund and Claymore Advisors, LLC.	Split	For	With/Against	Mirror Vote
Wstrn Ast Clymr Infltn Lkd Opts&Inc Fd	WIW	95766R104	1/12/2010	11/13/2009	2A	To approve a new investment management agreement between Claymore Advisors, LLC and Western Asset Management company.	Split	For	With/Against	Mirror Vote
Wstrn Ast Clymr Infltn Lkd Opts&Inc Fd	WIW	95766R104	1/12/2010	11/13/2009	2B	To approve a new investment management agreement among Claymore Advisors, LLC, Western Asset Management Company and Western Asset Management Company PTE. LTD. (Singapore)	Split	For	With/Against	Mirror Vote
Wstrn Ast Clymr Infltn Lkd Opts&Inc Fd	WIW	95766R104	1/12/2010	11/13/2009	2C	To approve a new investment management agreement among Claymore Advisors, LLC, Western Asset Management Company and Western Asset Management Company Limited (London).	Split	For	With/Against	Mirror Vote
Wstrn Ast Clymr Infltn Lkd Opts&Inc Fd	WIW	95766R104	1/12/2010	11/13/2009	2D	To approve a new investment management agreement among Claymore Advisors, LLC, Western Asset Management Company and Western Asset Management Company, LTD. (Japan).	Split	For	With/Against	Mirror Vote
LMP Corporate Loan Fund	TLI	50208B100	1/26/2010	12/4/2009	1	Election of Directors	Split	For	With/Against	Mirror Vote
SPDR Barclays Capital Convertible Bond	CWB	78464A359	3/19/2010	1/6/2010	1	Election of Directors	Split	For	With/Against	Mirror Vote
SPDR Barclays Capital Convertible Bond	CWB	78464A359	3/19/2010	1/6/2010	3	To approve a manager of managers structure for all spdr funds.	Split	For	With/Against	Mirror Vote
SPDR Barclays Capital Convertible Bond	CWB	78464A359	3/19/2010	1/6/2010	4A	To approve a manager of managers structure for all spdr funds.	Split	For	With/Against	Mirror Vote
SPDR Barclays Capital Convertible Bond	CWB	78464A359	3/19/2010	1/6/2010	4B	Update and standardize the spdr funds fundamental policies regarding: Purchasing and selling real estate.	Split	For	With/Against	Mirror Vote
SPDR Barclays Capital Convertible Bond	CWB	78464A359	3/19/2010	1/6/2010	4C	Update and standardize the spdr funds fundamental policies regarding: Issuing senior securities and borrowing money.	Split	For	With/Against	Mirror Vote
SPDR Barclays Capital Convertible Bond	CWB	78464A359	3/19/2010	1/6/2010	4D	Update and standardize the spdr funds fundamental policies regarding: Making Loans	Split	For	With/Against	Mirror Vote
SPDR Barclays Capital Convertible Bond	CWB	78464A359	3/19/2010		4E	Update and standardize the spdr funds fundamental policies regarding: Purchasing and selling commodities	Split	For	With/Against	Mirror Vote
SPDR Barclays Capital Convertible Bond	CWB	78464A359	3/19/2010	1/6/2010	4F	Update and standardize the spdr funds fundamental policies regarding: Concentrating investments in a particular industry or group of industries	Split	For	With/Against	Mirror Vote
SPDR Barclays Capital Convertible Bond	CWB	78464A359	3/19/2010	1/6/2010	4G	Update and standardize the spdr funds fundamental policies regarding: Eliminating outdated fundamental investment policies not required by law.	Split	For	With/Against	Mirror Vote
The China Fund, Inc.	CHN	169373107	3/4/2010	12/31/2009	1	Election of Directors	Split	For	With/Against	Mirror Vote
ASA Ltd	ASA	G3156P103	3/11/2010	1/22/2010	1A	Election of Directors	Split	For	With/Against	Mirror Vote
ASA Ltd	ASA	G3156P103	3/11/2010	1/22/2010	1B	Election of Directors	Split	For	With/Against	Mirror Vote
ASA Ltd	ASA	G3156P103	3/11/2010	1/22/2010	1C	Election of Directors	Split	For	With/Against	Mirror Vote
ASA Ltd	ASA	G3156P103	3/11/2010	1/22/2010	1D	Election of Directors	Split	For	With/Against	Mirror Vote
ASA Ltd	ASA	G3156P103	3/11/2010	1/22/2010	1E	Election of Directors	Split	For	With/Against	Mirror Vote
ASA Ltd	ASA	G3156P103	3/11/2010	1/22/2010	1F	Election of Directors	Split	For	With/Against	Mirror Vote
ASA Ltd	ASA	G3156P103	3/11/2010	1/22/2010	2
To ratify and approve the appointment of Ernst & Young LLP, an independent registered public accounting firms, as the company's independent auditors for the fiscal year ending November 20, 2010, and to authorize the audit committee of the board of directors to set the independent auditors' remuneration.
							Split	For	With/Against	Mirror Vote
ASA Ltd	ASA	G3156P103	3/11/2010	1/22/2010	3	To approve a proposal for the company, either through a new wholly-owned subsidiary or directly, to provide investment advisory services to others.	Split	For	With/Against	Mirror Vote
ASA Ltd	ASA	G3156P103	3/11/2010	1/22/2010	4	To amend the company's memorandum of association to permit the company to provide investment advisory services.	Split	For	With/Against	Mirror Vote
ASA Ltd	ASA	G3156P103	3/11/2010	1/22/2010	5	To amend the company's fundamental investment policies to permit the company to acquire securities issued by an investment advisory subsidiary.	Split	For	With/Against	Mirror Vote
General American Investors Co	GAM	368802104	4/14/2010	2/16/2010	1	Election of Directors	Split	For	With/Against	Mirror Vote
General American Investors Co	GAM	368802104	4/14/2010	2/16/2010	2	Ratification of the selection of Ernst & Young LLP as Auditors	Split	For	With/Against	Mirror Vote
PowerShares FTSE RAFI US 1000 Portfolio	PRF	73935X583	3/22/2010	2/1/2010	1	Election of Directors	Split	For	With/Against	Mirror Vote
Liberty All-Star Equity Fund	USA	530158104	2/12/2010	4/29/2010	1	Election of Directors	Split	For	With/Against	Mirror Vote
Liberty All-Star Equity Fund	USA	530158104	2/12/2010	4/29/2010	3	Portfolio Management Agreement amount the equity fund, Alps Advisors, Inc. and Cornerstone Capital Management, Inc.	Split	For	With/Against	Mirror Vote
Nuveen Multi-Strategy Income & Growth Fund	JPC	67073B106	2/8/2010	4/6/2010	1C	Election of Directors	Split	For	With/Against	Mirror Vote
Nuveen Multi-Strategy Income & Growth Fund 2	JQC	67073D102	2/8/2010	4/6/2010	1C	Election of Directors	Split	For	With/Against	Mirror Vote
Alliance Bernstein Income Fund, Inc.	ACG	01881E101	2/12/2010	3/31/2010	1	Election of Directors	Split	For	With/Against	Mirror Vote
Tri-Continental Corp	TY	895436103	2/12/2010	4/8/2010	1	Election of Directors	Split	For	With/Against	Mirror Vote
Tri-Continental Corp	TY	895436103	2/12/2010	4/8/2010	2	To ratify the selection of Ernst & Young LLP as the corporations independent registered public accounting firm.	Split	For	With/Against	Mirror Vote
Liberty All-Star Equity Fund	USA	530158104	2/12/2010	4/29/2010	1	Election of Directors	Split	For	With/Against	Mirror Vote
Liberty All-Star Equity Fund	USA	530158104	2/12/2010	4/29/2010	3	Portfolio Management Agreement amount the equity fund, Alps Advisors, Inc. and Cornerstone Capital Management, Inc.	Split	For	With/Against	Mirror Vote
Source Capital, Inc.	SOR	836144105	5/3/2010	3/5/2010	1	Election of Directors	Split	For	With/Against	Mirror Vote
Source Capital, Inc.	SOR	836144105	5/3/2010	3/5/2010	2	Continuation of the investment advisory agreement	Split	For	With/Against	Mirror Vote
Rydex Russell Top 50 ETF	XLG	78355W205	4/23/2010	2/24/2010	1	To approve a new investment advisory agreement between the fund and Padco Advisors II, Inc.	Split	For	With/Against	Mirror Vote
Rydex Russell Top 50 ETF	XLG	78355W205	4/23/2010	2/24/2010	2	To approve a new fundamental investment policy on borrowing money.	Split	For	With/Against	Mirror Vote
Wstrn Ast Clymr Infltn Lkd Opts&Inc Fd	WIW	95766R104	3/26/2010	5/25/2010	1	Election of Directors	Split	For	With/Against	Mirror Vote
Boulder Total Return Fund, Inc.	BTF	101541100	4/1/2010	5/3/2010	1	Election of Directors	Split	For	With/Against	Mirror Vote
Boulder Total Return Fund, Inc.	BTF	101541100	4/1/2010	5/3/2010	2	To approve an amendment to the bylaws regarding termination of the advisers.	Split	Against	With/Against	Mirror Vote
The Gabelli Dividend & Income Trust	GDV	36242H104	5/17/2010	3/15/2010	1	Election of Directors	Split	For	With/Against	Mirror Vote
Highland Credit Strategies Fund	HCF	43005Q107	6/4/2010	4/12/2010	1	Election of Directors	Split	For	With/Against	Mirror Vote
SunAmerica Focused Alpha Growth Fund Inc	FGF	867037103	5/18/2010	3/17/2010	1	Election of Directors	Split	For	With/Against	Mirror Vote
SunAmerica Focused Alpha Growth Fund Inc	FGF	867037103	5/18/2010	3/17/2010	2B
To approve a shareholder proposal recommending that the board promptly initiate a self-tender offer under which the fund shall repurchase 50% of its issued shares at a price equivalent to 98% of net asset value per share.
							Split	Against	With/Against	Mirror Vote
Boulder Growth & Income Fund Inc.	BIF	101507101	5/3/2010	4/1/2010	1	Election of Directors	Split	For	With/Against	Mirror Vote
Boulder Growth & Income Fund Inc.	BIF	101507101	5/3/2010	4/1/2010	2	To approve an amendment to the bylaws regarding termination of the advisers.	Split	Against	With/Against	Mirror Vote
DWS Dreman Value Income Edge Fund Inc.	DHG	23339M105	5/24/2010	4/9/2010	1	Election of Directors	Split	For	With/Against	Mirror Vote
DWS Dreman Value Income Edge Fund Inc.	DHG	23339M105	5/24/2010	4/9/2010	2	To consider a stockholder proposal requesting that the board of the fund take the necessary steps to declassify the fund's board of directors.	Split	Against	With/Against	Mirror Vote
SunAmerica Focused Alpha Growth Fund Inc	FGF	867037103	5/18/2010	3/17/2010	1	Election of Directors	Split	For	With/Against	Mirror Vote
SunAmerica Focused Alpha Growth Fund Inc	FGF	867037103	5/18/2010	3/17/2010	2B
To approve a shareholder proposal recommending that the board promptly initiate a self-tender offer under which the fund shall repurchase 50% of its issued shares at a price equivalent to 98% of net asset value per share.
							Split	Against	With/Against	Mirror Vote
SunAmerica Focused Alpha Growth Fund Inc	FGF	867037103	5/18/2010	3/17/2010	1	Election of Directors	Split	For	With/Against	Mirror Vote
SunAmerica Focused Alpha Growth Fund Inc	FGF	867037103	5/18/2010	3/17/2010	2B
To approve a shareholder proposal recommending that the board promptly initiate a self-tender offer under which the fund shall repurchase 50% of its issued shares at a price equivalent to 98% of net asset value per share.
							Split	Against	With/Against	Mirror Vote
Cushing MLP Total Return Fund	SRV	231631102	5/12/2010	4/14/2010	1	Election of Directors	Split	For	With/Against	Mirror Vote
Tortoise Energy Infrastructure Corp	TYG	89147L100	5/21/2010	3/1/2010	1	Election of Directors	Split	For	With/Against	Mirror Vote
Tortoise Energy Infrastructure Corp	TYG	89147L100	5/21/2010	3/1/2010	2
Approval for the company, with the approval of its board of directors, to sell or otherwise issue shares of its common stock at a price below its then current net asset value per share subject to the limitations set forth in the proxy statement for the 2010 annual meeting  of stockholders.
							Split	For	With/Against	Mirror Vote
Tortoise Energy Infrastructure Corp	TYG	89147L100	5/21/2010	3/1/2010	3	Ratification of Ernst & Young LLP as the company's independent registered public accounting firm to audit the financial statements of the company for the fiscal year ending November 30, 2010.	Split	For	With/Against	Mirror Vote
DWS Dreman Value Income Edge Fund Inc.	DHG	23339M105	5/24/2010	4/9/2010	1	Election of Directors	Split	Against	With/Against	Mirror Vote
DWS Dreman Value Income Edge Fund Inc.	DHG	23339M105	5/24/2010	4/9/2010	2	Western's proposal that the board take the necessary steps to declassify the board so that all directors are elected on an annual basis.	Split	Against	With/Against	Mirror Vote
DWS Dreman Value Income Edge Fund Inc.	DHG	23339M105	5/24/2010	4/9/2010	1	Election of Directors	Split	For	With/Against	Mirror Vote
DWS Dreman Value Income Edge Fund Inc.	DHG	23339M105	5/24/2010	4/9/2010	2	To consider a stockholder proposal requesting that the board of the fund take the necessary steps to declassify the fund's board of directors.	Split	Against	With/Against	Mirror Vote
Macquarie Global Infr Total Return	MGU	55608D101	6/24/2010	4/30/2010	1	Election of Directors	Split	Against	With/Against	Mirror Vote
Affiliated Managers Group	AMG	008252108	6/8/2010	4/13/2010	1	Election of Directors	For	For	With
Affiliated Managers Group	AMG	008252108	6/8/2010	4/13/2010	2	To approve the long term executive incentive plan, as amended and restated.	For	For	With
Affiliated Managers Group	AMG	008252108	6/8/2010	4/13/2010	3	To ratify the selection of PriceWaterhouseCoopers, LLP as the company's independent registered public accounting firm for the current fiscal year.	For	For	With
H&Q Life Sciences Fund	HQL	404053100	6/8/2010	4/27/2010	1	Election of Directors	Split	For	With/Against	Mirror Vote
H&Q Life Sciences Fund	HQL	404053100	6/8/2010	4/27/2010	2	To ratify the selection of Deloitte&Touche LLP as the independent registered public accountants of the fund for the fiscal year ending September 30, 2010.	Split	For	With/Against	Mirror Vote
Calamos Strategic Total Return Fund	CSQ	128125101	6/9/2010	4/19/2010	1	Election of Directors	Split	For	With/Against	Mirror Vote
Calamos Global Dynamic Income Fund	CHW	12811L107	6/9/2010	4/19/2010	1	Election of Directors	Split	For	With/Against	Mirror Vote
Calamos Convertible and High Income Fund	CHY	12811P108	6/9/2010	4/19/2010	1	Election of Directors	Split	For	With/Against	Mirror Vote
Clough Global Opportunities Fund	GLO	18914E106	7/16/2010	5/17/2010	1	Election of Directors	Split	For	With/Against	Mirror Vote
Clough Global Equity Fund	GLQ	18914C100	7/16/2010	5/17/2010	1	Election of Directors	Split	For	With/Against	Mirror Vote
The Central Europe and Russia Fund, Inc.	CEE	153436100	6/28/2010	5/14/2010	1	Election of Directors	Split	For	With/Against	Mirror Vote
The Central Europe and Russia Fund, Inc.	CEE	153436100	6/28/2010	5/14/2010	3
To ratify the appointment by the audit committee and the board of directors of PriceWaterHouseCoopers, LLP, an independent public accounting firms, as independent auditors for the fiscal year ending December 31, 2010.
							Split	For	With/Against	Mirror Vote
DWS Global Commodities Stock Fund Inc	GCS	23338Y100	6/28/2010	4/23/2010	1	Election of Directors	Split	For	With/Against	Mirror Vote
DWS Global Commodities Stock Fund Inc	GCS	23338Y100	6/28/2010	4/23/2010	3
To consider & vote upon an agreement and plan of reorganization and the transactions it contemplates, including the transfer of all of the assets of DWS Enhanced Commodity Strategy Fund, Inc.  (The "ECS Closed-End Fund") to DWS Enhanced Commodity Strategy Fund, a series of DWS institutional funds (The"ECS Open-End Fund"), all as more fully described in the proxy statement.
							Split	For	With/Against	Mirror Vote
DWS Global Commodities Stock Fund Inc	GCS	23338Y100	6/28/2010	4/23/2010	4	If properly presented at the meeting, a stockholder proposal to terminate the investment management agreement between the fund and Deutsche Investment Management Americas Inc.	Split	For	With/Against	Mirror Vote
Morgan Stanley Emerging Markets Domestic Debt	EDD	617477104	6/16/2010	4/15/2010	1	Election of Directors	Split	For	With/Against	Mirror Vote
Morgan Stanley Emerging Markets Domestic Debt	EDD	617477104	6/16/2010	4/15/2010	2	To consider and act upon any other business as may properly come before the meeting or any adjournments thereof.	Split	For	With/Against	Mirror Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverNorth Funds

By * /s/ Patrick W. Galley
     Patrick W. Galley, President

Date: 8/12/2010

*Print the name and title of each signing officer under his or her signature.